Employment Agreements (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - FaceBank Group, Inc Pre-Merger [Member] - USD ($)	Nov. 12, 2018	Aug. 08, 2018
Textor Employment Agreement [Member] | Mr. Textor [Member]
Annual base salary		$ 500,000
Minimum bonus		100,000
Bafer Employment Agreement [Member] | Mr. Bafer [Member]
Annual base salary		500,000
Minimum bonus		$ 100,000
Number of stock options vested		500,000
Stock option expiration		Expiring in 2029
Anand Gupta Employment Agreement [Member] | Anand Gupta [Member]
Annual base salary	$ 400,000
Gross monthly salary	12,500
Monthly salary net of taxes and costs	10,000
Raising fresh capital	$ 10,000,000